Label	Element	Value
VanEck Vectors® ChinaAMC CSI 300 ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT DATED JANUARY 10, 2019 TO THE PROSPECTUS
OF VANECK VECTORS ETF TRUST
Dated May 1, 2018

(as supplemented)

This Supplement updates certain information contained in the above-dated Prospectus for VanEck Vectors® ETF Trust (the “Trust”) regarding VanEck Vectors® ChinaAMC CSI 300 ETF and VanEck Vectors® ChinaAMC SME-ChiNext ETF (each, a “Fund” and collectively, the “Funds”), each a series of the Trust. You may obtain copies of the Funds’ Prospectus free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the VanEck website at www.vaneck.com.

Effective January 10, 2019, Van Eck Associates Corporation, the investment adviser to the Funds (the “Adviser”), has agreed to lower the expense cap for VanEck Vectors ChinaAMC CSI 300 ETF to prevent Fund operating expenses (excluding acquired fund fees and expenses, trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of the Fund’s average daily net assets per year until at least May 1, 2020. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Accordingly, the Prospectus is supplemented as follows:

With respect to VanEck Vectors ChinaAMC CSI 300 ETF, the “VanEck Vectors ChinaAMC CSI 300 ETF—Summary Information—Fund Fees and Expenses—Annual Fund Operating Expenses” section and the accompanying footnote are hereby deleted and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.50%
Other Expenses	0.32%
Total Annual Fund Operating Expenses(a)	0.82%
Fee Waivers and Expense Reimbursement(a)	-0.22%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(a)	0.60%

(a)	Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of the Fund’s average daily net assets per year until at least May 1, 2020. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

In addition, the “VanEck Vectors ChinaAMC CSI 300 ETF—Summary Information—Expense Example” section is hereby deleted and replaced with the following:

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

YEAR	EXPENSES
1	$61
3	$240
5	$433
10	$993

The sixth paragraph of the “Management of the Funds – Investment Adviser and Sub-Adviser” section is hereby deleted and replaced with the following:

Until at least May 1, 2020, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund (excluding acquired fund fees and expenses, trading expenses, taxes and extraordinary expenses) from exceeding 0.60% (with respect to VanEck Vectors ChinaAMC CSI 300 ETF) and 0.65% (with respect to VanEck Vectors ChinaAMC SME-ChiNext ETF) of its average daily net assets per year.

Please retain this supplement for future reference

Risk/Return [Heading]	rr_RiskReturnHeading	VanEck Vectors® ChinaAMC CSI 300 ETF